SCHEDULE OF LEASE TERM AND DISCOUNT RATE RELATED TO OPERATING LEASES (Details)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term (in years)	1 year 6 months 7 days	1 year 10 months 6 days	1 year 4 months 24 days
Weighted-average discount rate	10.00%	10.00%	10.00%